Investments and fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Summary of Held-to-Maturity Debt Securities
The cost basis, fair values and gross unrealized gains and losses of our held-to-maturity debt securities are as follows:

	June 30, 2021				December 31, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities(1)	$77,355	$995	$(51)	$78,299	$57,651	$994	$(53)	$58,592
U.S. Treasury securities	6,589	16	(1)	6,604	7,519	54	—	7,573
Certificates of deposit	237	—	—	237	236	—	—	236
Total	$84,181	$1,011	$(52)	$85,140	$65,406	$1,048	$(53)	$66,401
_______________
(1)Includes both U.S. and foreign corporate debt securities.

The cost basis, fair values and gross unrealized gains and losses of our held-to-maturity debt securities are as follows:

	December 31, 2020				December 31, 2019
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities (1)	$57,651	$994	$(53)	$58,592	$11,744	$55	$(2)	$11,797
U.S. Treasury securities	7,519	54	—	7,573	6,861	3	(3)	6,861
Certificates of deposit	236	—	—	236	287	—	—	287
Total	$65,406	$1,048	$(53)	$66,401	$18,892	$58	$(5)	$18,945
_______________
(1) Includes both U.S. and foreign corporate debt securities.

Schedule of Realized Gain (Loss) on Held-to-Maturity Debt Securities and Equity Securities
The following table reflects the composition of net realized gains or losses and corresponding proceeds for the sales of the securities for each of the periods shown below:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Realized gains (losses):
Held-to-maturity debt securities:
Gains	$—	$—	$65	$15
Losses	—	—	(11)	—
Net	$—	$—	$54	$15

Proceeds from sales	$—	$—	$3,048	$1,504

The following table reflects the composition of net realized gains or losses for the sales of the securities for each of the years shown below:

	Year ended December 31,
	2020	2019	2018
Realized gains (losses):
Held-to-maturity debt securities:
Gains	$146	$15	$—
Losses	—	(8)	—
Net	$146	$7	$—
The following table reflects the composition of net realized gains or losses on sales of the equity securities for each of the years shown below:

	Year ended December 31,
	2020	2019	2018
Realized gains (losses):
Gains	$—	$—	$—
Losses	—	(13)	—
Net	$—	$(13)	$—

Summary of Investments by Maturity Date
The following table presents certain information regarding contractual maturities of our held-to-maturity debt securities:

Maturity	June 30, 2021
	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$17,239	20%	$17,330	20%
After one year through five years	$66,942	80%	$67,810	80%
	$84,181	100%	$85,140	100%

The following table presents certain information regarding contractual maturities of our held-to-maturity debt securities:

Maturity	December 31, 2020
	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$16,701	26%	$16,791	25%
After one year through five years	48,705	74%	49,610	75%
	$65,406	100%	$66,401	100%
The following table presents certain information regarding contractual maturities of our available-for-sale debt securities:

Maturity	December 31, 2020
	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$—	—	$—	—
After one year through five years	—	—	—	—
After five years through ten years	923	13%	1,183	15%
After ten years	6,216	87%	6,874	85%
Total	$7,139	100%	$8,057	100%

Schedule of Unrealized Loss on Held-to-Maturity Debt Securities
Net unrealized losses on held-to-maturity debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

	June 30, 2021				December 31, 2020
	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total
Less than 12 months
Fair value	$4,717	$1,458	$—	$6,175	$8,464	$5,181	$—	$13,645
Unrealized losses	$(43)	$(1)	$—	$(44)	$(53)	$—	$—	$(53)
Greater than 12 months
Fair value	$658	$—	$—	$658	$—	$—	$—	$—
Unrealized losses	$(8)	$—	$—	$(8)	$—	$—	$—	$—
Total
Fair value	$5,375	$1,458	$—	$6,833	$8,464	$5,181	$—	$13,645
Unrealized losses	$(51)	$(1)	$—	$(52)	$(53)	$—	$—	$(53)

Net unrealized losses on held-to-maturity debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

	December 31, 2020				December 31, 2019
	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total
Less than 12 Months
Fair Value	$8,464	$5,181	$—	$13,645	$1,016	$5,079	$—	$6,095
Unrealized Losses	(53)	—	—	(53)	(1)	(3)	—	(4)

Summary of Available-for-Sale Debt Securities
The cost basis, fair values and gross unrealized gains and losses of our available-for-sale debt securities are as follows:

	December 31, 2020
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities(1)	$7,139	$918	$—	$8,057
Total	$7,139	$918	$—	$8,057
_________________
(1)Includes both U.S. and foreign corporate debt securities.

The cost basis, fair values and gross unrealized gains and losses of our available-for-sale debt securities are as follows:

	December 31, 2020				December 31, 2019
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities (1)	$7,139	$918	$—	$8,057	$7,139	$708	$—	$7,847
Total	$7,139	$918	$—	$8,057	$7,139	$708	$—	$7,847
_________________
(1) Includes both U.S. and foreign corporate debt securities.

Schedule of Realized Gain (Loss) on Available-for-Sale Debt Securities
The following table reflects the composition of net realized gains or losses and corresponding proceeds for the sales of the securities:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Realized gains (losses):
Available-for-sale debt securities:
Gains	$—	$—	$768	$—
Losses	$—	$—	$(90)	$—
Net	$—	$—	$678	$—

Proceeds from sales	$—	$—	$7,817	$—

Summary of Cost and Estimated Fair Value of Equity Securities
The cost and estimated fair value of equity securities are as follows:

	June 30, 2021		December 31, 2020
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Preferred stocks	$—	$—	$2,000	$2,119
Total	$—	$—	$2,000	$2,119

The cost and estimated fair value of equity securities are as follows:

	December 31, 2020		December 31, 2019
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Preferred stocks	$2,000	$2,119	$1,000	$1,039
Total	$2,000	$2,119	$1,000	$1,039

Schedule of Cost and Estimated Fair Value of Mortgage Loans and Accrued Interest Receivable
The cost and estimated fair value of mortgage loans are as follows:

	June 30, 2021		December 31, 2020
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Mortgage loans	$2,936	$2,936	$2,980	$2,980
Total	$2,936	$2,936	$2,980	$2,980
Accrued interest receivable from investments is included in receivables, net on the condensed consolidated balance sheets. The following table reflects the composition of accrued interest receivable for investments:

	June 30, 2021	December 31, 2020
Corporate debt securities	$1,055	$641
U.S. Treasury securities	35	45
Accrued interest receivable on investment securities	$1,090	$686
Mortgage loans	21	43
Accrued interest receivable on investments	$1,111	$729

The cost and estimated fair value of mortgage loans are as follows:

	December 31, 2020		December 31, 2019
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Mortgage loans	$2,980	$2,980	$3,370	$3,370
Total	$2,980	$2,980	$3,370	$3,370
The following table reflects the composition of accrued interest receivable for investments:

	Year ended December 31,
	2020	2019
Corporate debt securities	$641	$186
Certificate of deposits	—	2
U.S. Treasury securities	45	44
Accrued interest receivable on investment securities	686	231
Mortgage loans	43	31
Accrued interest receivable on investments	$729	$262

Schedule of Investment Income
Investment income from securities, inclusive of realized gains (losses), consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Available-for-sale debt securities	$—	$91	$773	$204
Held-to-maturity debt securities	570	252	964	522
Equity investments	—	111	(89)	(110)
Mortgage loans	45	46	91	102
Other	1	22	61	153
Total	$616	$522	$1,800	$871

Investment income from securities consists of the following:

	Year ended December 31,
	2020	2019	2018
Available-for-sale debt securities	$408	$262	$—
Held-to-maturity debt securities	1,326	743	—
Equity investments	146	115	—
Mortgage loans	194	325	—
Other	159	932	22
Total	$2,233	$2,377	$22

Schedule of Fair Value on a Recurring Basis
The following table summarizes the Company’s investments that were measured at fair value:

	Assets
	Corporate debt securities	U.S Treasury securities	Mortgage loans	Preferred stocks	Certificate of deposits	Total
June 30, 2021
Level 1	$—	$6,604	$—	$—	$—	$6,604
Level 2	78,299	—	—	—	237	78,536
Level 3	—	—	2,936	—	—	2,936
Total	$78,299	$6,604	$2,936	$—	$237	$88,076

December 31, 2020
Level 1	$—	$7,573	$—	$2,119	$—	$9,692
Level 2	66,649	—	—	—	236	66,885
Level 3	—	—	2,980	—	—	2,980
Total	$66,649	$7,573	$2,980	$2,119	$236	$79,557

The following table summarizes the Company’s investments that were measured at fair value:

	Assets
	Corporate debt securities	U.S. Treasury securities	Mortgage loans	Preferred stocks	Certificate of deposits	Total
December 31, 2020
Level 1	$—	$7,573	$—	$2,119	$—	$9,692
Level 2	66,649	—	—	—	236	66,885
Level 3	—	—	2,980	—	—	2,980
Total	$66,649	$7,573	$2,980	$2,119	$236	$79,557

December 31, 2019
Level 1	$—	$6,861	$—	$1,039	$—	$7,900
Level 2	19,644	—	—	—	287	19,931
Level 3	—	—	3,370	—	—	3,370
Total	$19,644	$6,861	$3,370	$1,039	$287	$31,201